Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 04, 2022	Nov. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 24, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Line Items]
Stock issued during period, value, issued for services				$ 25,000					$ 25,000
Proceeds from issuance of private placement								$ 8,000,000
Proceeds from related party debt									200,000
Accrued liabilities							$ 0	$ 0	0
Working Capital Loan [Member]
Related Party Transactions [Line Items]
Debt instrument convertible into warrants	$ 2,000,000
Debt instrument conversion price	$ 0.5						$ 0.5	$ 0.5
Due to related parties current							$ 200,000	$ 200,000	$ 0
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Class of warrants and rights issued during the period	16,000,000								14,800,000
Class of warrants and rights issued, price per warrant	$ 0.5								$ 0.5
Proceeds from issuance of private placement	$ 8,000,000
Underwriters [Member]
Related Party Transactions [Line Items]
Proceeds from issuance of private placement	$ 7,400,000
IPO [Member]
Related Party Transactions [Line Items]
Shares issued, price per share									$ 10
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Class of warrants and rights issued during the period	14,800,000								16,000,000
Proceeds from issuance of private placement	$ 8,000,000
Over-Allotment Option [Member] | Underwriters [Member]
Related Party Transactions [Line Items]
Class of warrants and rights issued during the period	16,000,000
Common Class A [Member]
Related Party Transactions [Line Items]
Temporary equity shares outstanding							23,000,000	23,000,000	0
Shares issuable	1								1
Common Class A [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Shares issuable	1
Exercise price of warrant	$ 11.5
Common Class A [Member] | IPO [Member]
Related Party Transactions [Line Items]
Common stock, threshold percentage on conversion of shares							30.00%	30.00%	30.00%
Common Class B [Member]
Related Party Transactions [Line Items]
Shares issued, shares, share-based payment arrangement, forfeited									1,285,714
Founder Shares [Member] | IPO [Member]
Related Party Transactions [Line Items]
Common stock, threshold percentage on conversion of shares		30.00%					30.00%	30.00%	30.00%
Sponsor [Member]
Related Party Transactions [Line Items]
Related party transaction, amounts of transaction							$ 60,000	$ 80,000
Sponsor [Member] | Office Space, Administrative and Support Services [Member]
Related Party Transactions [Line Items]
Related party transaction, amounts of transaction						$ 20,000			$ 20,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount					$ 300,000
Debt instrument interest rate					0.00%
Proceeds from related party debt					$ 200,000
Sponsor [Member] | Common Class A [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transactions [Line Items]
Share transfer, trigger price price per share							$ 12	$ 12	$ 12
Number of consecutive trading days for determining share price								20 days	20 days
Number of trading days for determining share price								30 days	30 days
Threshold number of trading days for determining share price from date of business combination								150 days	150 days
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Temporary equity shares outstanding	1,285,714
Shares issued, shares, share-based payment arrangement, forfeited		1,285,714						1,285,714	1,285,714
Sponsor [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transactions [Line Items]
Stock issued during period, value, issued for services			$ 25,000			$ 25,000		$ 25,000
Stock issued during period, shares, issued for services			9,857,142			9,857,142
Shares issued, price per share			$ 0.0001	$ 0.0001		$ 0.0001
Temporary equity shares outstanding		9,857,142					9,857,142	9,857,142	9,857,142